Fair Value Of Assets And Liabilities (Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings) (Details) - Mortgage Banking Noninterest Income - USD ($)
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans Held-For-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ 2,765,000	$ 52,494,000	$ (4,387,000)
Other Short-Term Borrowings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ 0	$ 0	$ (3,000)